Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [abstract]
Inventories recognized as expense	$ 3.6	$ 3.2	$ 3.0